Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheets (Parentheticals)	Dec. 31, 2020 $ / shares
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheets (Parentheticals) [Line Items]
Ordinary shares, subject to possible redemption, par value	$ 0.0001
Preference shares, par value	0.0001
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value	0.0001
As Previously Reported [Member] | Class B Ordinary Shares [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value	0.0001
Restatement Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheets (Parentheticals) [Line Items]
Ordinary shares, subject to possible redemption, par value	0.0001
Preference shares, par value	0.0001
Restatement Adjustment [Member] | Class A Ordinary Shares [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value	0.0001
Restatement Adjustment [Member] | Class B Ordinary Shares [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value	0.0001
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheets (Parentheticals) [Line Items]
Ordinary shares, subject to possible redemption, par value	0.0001
Preference shares, par value	0.0001
As Restated [Member] | Class A Ordinary Shares [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value	0.0001
As Restated [Member] | Class B Ordinary Shares [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value	$ 0.0001